Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000092805 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000092805 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000092805 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000092805 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000092805 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000092805 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000092805 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000092805 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000092805 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000092805 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000092805 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	34.10%
C000092805 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.00%
C000092805 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	10.20%
C000092805 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.90%
C000092805 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.10%
C000092805 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.30%
C000092805 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	4.80%
C000092805 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.50%
C000092805 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000092805 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.30%
C000092805 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.30%
C000163729 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000163729 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000163729 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000163729 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000163729 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000163729 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000163729 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000163729 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000163729 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000163729 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000163729 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	34.10%
C000163729 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.00%
C000163729 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	10.20%
C000163729 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.90%
C000163729 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.10%
C000163729 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.30%
C000163729 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	4.80%
C000163729 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.50%
C000163729 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000163729 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.30%
C000163729 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.30%
C000089478 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000089478 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000089478 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000089478 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000089478 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000089478 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000089478 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089478 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000089478 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000089478 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000089478 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	34.10%
C000089478 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.00%
C000089478 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	10.20%
C000089478 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.90%
C000089478 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.10%
C000089478 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.30%
C000089478 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	4.80%
C000089478 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.50%
C000089478 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000089478 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.30%
C000089478 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.30%
C000089477 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000089477 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000089477 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000089477 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000089477 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000089477 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000089477 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089477 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000089477 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000089477 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000089477 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	34.10%
C000089477 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.00%
C000089477 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	10.20%
C000089477 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.90%
C000089477 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.10%
C000089477 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.30%
C000089477 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	4.80%
C000089477 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.50%
C000089477 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000089477 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.30%
C000089477 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.30%
C000089479 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000089479 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000089479 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000089479 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000089479 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000089479 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000089479 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089479 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000089479 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000089479 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000089479 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	34.10%
C000089479 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.00%
C000089479 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	10.20%
C000089479 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.90%
C000089479 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.10%
C000089479 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.30%
C000089479 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	4.80%
C000089479 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.50%
C000089479 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000089479 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.30%
C000089479 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.30%
C000019944 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000019944 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000019944 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000019944 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000019944 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000019944 | FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019944 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019944 | FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019944 | FR_040413205
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019944 | FR_09857L108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019944 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	40.50%
C000019944 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.30%
C000019944 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	12.50%
C000019944 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	14.70%
C000019944 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	8.50%
C000019944 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	9.80%
C000019944 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.70%
C000163725 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000163725 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000163725 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000163725 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000163725 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000163725 | FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000163725 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000163725 | FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000163725 | FR_040413205
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000163725 | FR_09857L108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000163725 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	40.50%
C000163725 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.30%
C000163725 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	12.50%
C000163725 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	14.70%
C000163725 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	8.50%
C000163725 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	9.80%
C000163725 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.70%
C000019941 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000019941 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000019941 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000019941 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000019941 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000019941 | FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019941 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019941 | FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019941 | FR_040413205
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019941 | FR_09857L108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019941 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	40.50%
C000019941 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.30%
C000019941 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	12.50%
C000019941 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	14.70%
C000019941 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	8.50%
C000019941 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	9.80%
C000019941 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.70%
C000019942 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000019942 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000019942 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000019942 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000019942 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000019942 | FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019942 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019942 | FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019942 | FR_040413205
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019942 | FR_09857L108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019942 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	40.50%
C000019942 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.30%
C000019942 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	12.50%
C000019942 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	14.70%
C000019942 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	8.50%
C000019942 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	9.80%
C000019942 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.70%
C000019943 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000019943 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000019943 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000019943 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000019943 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000019943 | FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019943 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019943 | FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019943 | FR_040413205
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019943 | FR_09857L108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019943 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	40.50%
C000019943 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.30%
C000019943 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	12.50%
C000019943 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	14.70%
C000019943 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	8.50%
C000019943 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	9.80%
C000019943 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.70%
C000089284 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000089284 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000089284 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000089284 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000089284 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000089284 | FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000089284 | FR_90384S303
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089284 | FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089284 | FR_45841N107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089284 | FR_368736104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089284 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	30.20%
C000089284 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.10%
C000089284 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	10.90%
C000089284 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.60%
C000089284 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	10.90%
C000089284 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.60%
C000089284 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.60%
C000089284 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.10%
C000089284 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	4.50%
C000089284 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.50%
C000163727 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000163727 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000163727 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000163727 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000163727 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000163727 | FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000163727 | FR_90384S303
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000163727 | FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000163727 | FR_45841N107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000163727 | FR_368736104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000163727 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	30.20%
C000163727 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.10%
C000163727 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	10.90%
C000163727 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.60%
C000163727 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	10.90%
C000163727 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.60%
C000163727 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.60%
C000163727 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.10%
C000163727 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	4.50%
C000163727 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.50%
C000089282 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000089282 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000089282 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000089282 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000089282 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000089282 | FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000089282 | FR_90384S303
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089282 | FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089282 | FR_45841N107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089282 | FR_368736104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089282 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	30.20%
C000089282 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.10%
C000089282 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	10.90%
C000089282 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.60%
C000089282 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	10.90%
C000089282 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.60%
C000089282 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.60%
C000089282 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.10%
C000089282 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	4.50%
C000089282 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.50%
C000089281 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000089281 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000089281 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000089281 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000089281 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000089281 | FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000089281 | FR_90384S303
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089281 | FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089281 | FR_45841N107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089281 | FR_368736104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089281 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	30.20%
C000089281 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.10%
C000089281 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	10.90%
C000089281 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.60%
C000089281 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	10.90%
C000089281 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.60%
C000089281 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.60%
C000089281 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.10%
C000089281 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	4.50%
C000089281 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.50%
C000089285 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000089285 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000089285 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000089285 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000089285 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000089285 | FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000089285 | FR_90384S303
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089285 | FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089285 | FR_45841N107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089285 | FR_368736104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089285 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	30.20%
C000089285 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.10%
C000089285 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	10.90%
C000089285 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.60%
C000089285 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	10.90%
C000089285 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.60%
C000089285 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.60%
C000089285 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.10%
C000089285 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	4.50%
C000089285 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.50%
C000092779 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000092779 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000092779 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000092779 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000092779 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000092779 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000092779 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000092779 | FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000092779 | FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000092779 | FR_369604301
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000092779 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	40.70%
C000092779 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.40%
C000092779 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	14.00%
C000092779 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	15.70%
C000092779 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	6.00%
C000092779 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.20%
C000120071 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000120071 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000120071 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000120071 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000120071 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000120071 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000120071 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000120071 | FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000120071 | FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000120071 | FR_369604301
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000120071 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	40.70%
C000120071 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.40%
C000120071 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	14.00%
C000120071 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	15.70%
C000120071 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	6.00%
C000120071 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.20%
C000092781 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000092781 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000092781 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000092781 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000092781 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000092781 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000092781 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000092781 | FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000092781 | FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000092781 | FR_369604301
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000092781 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	40.70%
C000092781 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.40%
C000092781 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	14.00%
C000092781 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	15.70%
C000092781 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	6.00%
C000092781 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.20%
C000092780 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000092780 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000092780 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000092780 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000092780 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000092780 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000092780 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000092780 | FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000092780 | FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000092780 | FR_369604301
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000092780 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	40.70%
C000092780 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.40%
C000092780 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	14.00%
C000092780 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	15.70%
C000092780 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	6.00%
C000092780 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.20%
C000092782 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000092782 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000092782 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000092782 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000092782 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000092782 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000092782 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000092782 | FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000092782 | FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000092782 | FR_369604301
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000092782 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	40.70%
C000092782 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.40%
C000092782 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	14.00%
C000092782 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	15.70%
C000092782 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	6.00%
C000092782 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.20%
C000089290 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000089290 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000089290 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000089290 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000089290 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000089290 | FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089290 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089290 | FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089290 | FR_040413205
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000089290 | FR_09857L108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000089290 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	39.10%
C000089290 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.60%
C000089290 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	15.10%
C000089290 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	15.00%
C000089290 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	6.10%
C000089290 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.80%
C000089290 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.30%
C000120086 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000120086 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000120086 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000120086 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000120086 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000120086 | FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000120086 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000120086 | FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000120086 | FR_040413205
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000120086 | FR_09857L108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000120086 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	39.10%
C000120086 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.60%
C000120086 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	15.10%
C000120086 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	15.00%
C000120086 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	6.10%
C000120086 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.80%
C000120086 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.30%
C000089288 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000089288 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000089288 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000089288 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000089288 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000089288 | FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089288 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089288 | FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089288 | FR_040413205
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000089288 | FR_09857L108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000089288 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	39.10%
C000089288 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.60%
C000089288 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	15.10%
C000089288 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	15.00%
C000089288 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	6.10%
C000089288 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.80%
C000089288 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.30%
C000089286 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000089286 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000089286 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000089286 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000089286 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000089286 | FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089286 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089286 | FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089286 | FR_040413205
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000089286 | FR_09857L108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000089286 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	39.10%
C000089286 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.60%
C000089286 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	15.10%
C000089286 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	15.00%
C000089286 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	6.10%
C000089286 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.80%
C000089286 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.30%
C000089291 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000089291 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000089291 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000089291 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000089291 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000089291 | FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089291 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089291 | FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089291 | FR_040413205
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000089291 | FR_09857L108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000089291 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	39.10%
C000089291 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.60%
C000089291 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	15.10%
C000089291 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	15.00%
C000089291 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	6.10%
C000089291 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.80%
C000089291 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.30%
C000120088 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000120088 | FR_13646K108
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000120088 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000120088 | FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000120088 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000120088 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000120088 | FR_609207105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000120088 | FR_23331A109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000120088 | FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000120088 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000120088 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	9.90%
C000120088 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.00%
C000120088 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	4.60%
C000120088 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.30%
C000120088 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	14.00%
C000120088 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	15.30%
C000120088 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	7.70%
C000120088 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.80%
C000120088 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000120088 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.50%
C000120088 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000089437 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000089437 | FR_13646K108
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000089437 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000089437 | FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000089437 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089437 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089437 | FR_609207105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000089437 | FR_23331A109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000089437 | FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000089437 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000089437 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	9.90%
C000089437 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.00%
C000089437 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	4.60%
C000089437 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.30%
C000089437 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	14.00%
C000089437 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	15.30%
C000089437 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	7.70%
C000089437 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.80%
C000089437 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000089437 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.50%
C000089437 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000089436 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000089436 | FR_13646K108
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000089436 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000089436 | FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000089436 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089436 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089436 | FR_609207105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000089436 | FR_23331A109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000089436 | FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000089436 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000089436 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	9.90%
C000089436 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.00%
C000089436 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	4.60%
C000089436 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.30%
C000089436 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	14.00%
C000089436 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	15.30%
C000089436 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	7.70%
C000089436 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.80%
C000089436 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000089436 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.50%
C000089436 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000089434 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000089434 | FR_13646K108
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000089434 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000089434 | FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000089434 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089434 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089434 | FR_609207105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000089434 | FR_23331A109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000089434 | FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000089434 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000089434 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	9.90%
C000089434 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.00%
C000089434 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	4.60%
C000089434 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.30%
C000089434 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	14.00%
C000089434 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	15.30%
C000089434 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	7.70%
C000089434 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.80%
C000089434 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000089434 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.50%
C000089434 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000092797 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000092797 | FR_13646K108
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000092797 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000092797 | FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000092797 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000092797 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000092797 | FR_609207105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000092797 | FR_23331A109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000092797 | FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000092797 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000092797 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	9.90%
C000092797 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.00%
C000092797 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	4.60%
C000092797 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.30%
C000092797 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	14.00%
C000092797 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	15.30%
C000092797 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	7.70%
C000092797 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.80%
C000092797 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000092797 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.50%
C000092797 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.80%